Acquisitions of businesses and purchase accounting - At Home Health Equipment, LLC - Asset and Liabilities (Details) - At Home Health Equipment, LLC - USD ($)	Sep. 30, 2022	Jan. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 495,000
Accounts receivable		1,346,000
Inventory		1,211,000
Prepaid expenses		71,000
Property, equipment, and right of use assets, net		2,085,000
Goodwill		7,868,000
Intangible assets		4,170,000
Accounts payable		(600,000)
Accrued liabilities		(346,000)
Deferred revenue		(135,000)
Deferred tax liability		(1,448,000)
Loans and Leases		(1,067,000)
Net assets acquired		13,650,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 1,672,000	11,978,000
Consideration paid or payable		13,650,000
Goodwill deductible for tax purposes		$ 0